LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
LONG-TERM DEBT
Schedule of long term debt

	As at December 31, 2017	As at December 31, 2016

Credit Facility(i)(ii)	$(6,181)	$(6,416)

2017 Notes(i)(iii)	297,784	–

2016 Notes(i)(iii)	348,002	347,716

2015 Note(i)(iii)	49,495	49,429

2012 Notes(i)(iii)	199,063	198,894

2010 Notes(i)(iii)	483,688	598,167

Other attributable debt instruments	–	14,896

Total debt	$1,371,851	$1,202,686

Less: current portion	–	129,896

Total long-term debt	$1,371,851	$1,072,790

Note:

(i)	Inclusive of unamortized deferred financing costs.
(ii)

There were no amounts outstanding under the Credit Facility (as defined below) as at December 31, 2017 and December 31, 2016. The December 31, 2017 and December 31, 2016 balances relate to deferred financing costs which are being amortized on a straight-line basis until the maturity date of June 22, 2022. Credit Facility availability is reduced by outstanding letters of credit, amounting to $0.8 million as at December 31, 2017.

(iii)	The terms 2017 Notes, 2016 Notes, 2015 Note, 2012 Notes and 2010 Notes are defined below.

Schedule of Debt Principal Repayments

	2018	2019	2020	2021	2022	2023 and Thereafter	Total

2017 Notes	$–	$–	$–	$–	$–	$300,000	$300,000

2016 Notes	–	–	–	–	–	350,000	350,000

2015 Note	–	–	–	–	–	50,000	50,000

2012 Notes	–	–	–	–	100,000	100,000	200,000

2010 Notes	–	–	360,000	–	125,000	–	485,000

Total	$–	$–	$360,000	$–	$225,000	$800,000	$1,385,000

2017 Notes
LONG-TERM DEBT
Schedule of long term debt
	Principal	Interest Rate	Maturity Date

Series A	$40,000	4.42%	6/29/2025

Series B	100,000	4.64%	6/29/2027

Series C	150,000	4.74%	6/29/2029

Series D	10,000	4.89%	6/29/2032

Total	$300,000

2016 Notes
LONG-TERM DEBT
Schedule of long term debt
	Principal	Interest Rate	Maturity Date

Series A	$100,000	4.54%	6/30/2023

Series B	200,000	4.84%	6/30/2026

Series C	50,000	4.94%	6/30/2028

Total	$350,000

2012 Notes
LONG-TERM DEBT
Schedule of long term debt
	Principal	Interest Rate	Maturity Date

Series A	$100,000	4.87%	7/23/2022

Series B	100,000	5.02%	7/23/2024

Total	$200,000

2010 Notes
LONG-TERM DEBT
Schedule of long term debt
	Principal	Interest Rate	Maturity Date

Series B	$360,000	6.67%	4/7/2020

Series C	125,000	6.77%	4/7/2022

Total	$485,000